Federal Home Loan Bank Advances and Deposits	12 Months Ended
Mar. 31, 2012
Banking and Thrift [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note 10:     Federal Home Loan Bank Advances and Deposits

The Company maintains a $17,588,000 line of credit with the Federal Home Loan Bank of Chicago (“FHLB”). No FHLB advances were outstanding as of the years ended March 31, 2012 and 2011. The line of credit is decreased by $943,000 in credit enhancements related to the Mortgage Partnership Program with the FHLB resulting in an available balance of $16,645,000. The line of credit is secured by one-to four-family and multi-family mortgage loans totaling $33,553,000 at March 31, 2012. The maximum amount available to borrow is 20 times the amount of FHLB Capital Stock of $879,400.

At March 31, 2012 and 2011, the amount of interest bearing deposits invested with the Federal Home Loan Bank of Chicago was $1,891,000 and $1,082,000, respectively.